Other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 6,504,625	$ 6,636,298
Amortized cost
Other financial assets	6,533,725	6,686,895
Current	2,967,878	5,315,537
Non-current	3,565,847	1,371,358
Assets measured at amortized cost [Member]
Amortized cost
Other financial assets	3,636	4,152
Hedging instruments [Member]
Amortized cost
Other financial assets	25,464	46,445
Investment portfolio in local currency [Member]
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	3,310,338	2,519,311
Investment portfolio in foreign currency [Member]
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 3,194,287	$ 4,116,987